UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current assets
Accounts receivable, allowance for credit losses	$ 8,434	$ 4,083
Prepaid expenses and other assets, allowance for credit losses	55,010	1,259
Non-current assets
Prepaid expenses and other assets, allowance for credit losses	13,466	885
Long-term investments, allowance for credit loss	13,429	0
Current liabilities
Accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries	118,433	69,370
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	1,545,039	980,805
Advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries	121,039	65,062
Amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	50,816	34,990
Short-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	0	1,258
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	69,714	56,320
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	1,811,414	1,097,868
Convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries	0	29,481
Income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries	56,084	27,212
Non-current liabilities
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	27,702	25,802
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	0	358
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	160,703	144,000
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	304,148	160,708
Convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries	1,920,942	1,356,332
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	1,701	975
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	107	976
VIEs [Member]
Current liabilities
Accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries	10,272	11,274
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	85,660	93,146
Advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries	8,555	6,116
Amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	1,698	1,569
Short-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	0	1,258
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	10,289	8,797
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	194,774	133,362
Convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries	0	0
Income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries	1,852	5,850
Non-current liabilities
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	1,178	1,357
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	0	358
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	18,658	20,129
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	65,589	49,325
Convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries	0	0
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	0	0
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	$ 107	$ 976
Class A Ordinary Shares [Member]
Shareholders' equity
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, authorized (in shares)	14,800,000,000	14,800,000,000
Ordinary shares, Issued (in shares)	337,424,498	311,068,949
Ordinary shares, Outstanding (in shares)	337,424,498	311,068,949
Class B Ordinary Shares [Member]
Shareholders' equity
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, authorized (in shares)	200,000,000	200,000,000
Ordinary shares, Issued (in shares)	152,175,703	152,175,703
Ordinary shares, Outstanding (in shares)	152,175,703	152,175,703